Annual Fund Operating Expenses	Mar. 31, 2025
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[1]
Distribution and Service (12b-1) Fees	0.25%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	1.49%	[3]
Fee Waiver or Reimbursement	(0.49%)	[1]
Net Expenses (as a percentage of Assets)	1.00%	[3]
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[1]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	1.24%	[3]
Fee Waiver or Reimbursement	(0.49%)	[1]
Net Expenses (as a percentage of Assets)	0.75%	[3]
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[1]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	1.14%	[3]
Fee Waiver or Reimbursement	(0.49%)	[1]
Net Expenses (as a percentage of Assets)	0.65%	[3]
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[1]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	0.99%	[3]
Fee Waiver or Reimbursement	(0.49%)	[1]
Net Expenses (as a percentage of Assets)	0.50%	[3]
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[4]
Distribution and Service (12b-1) Fees	0.25%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[5]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.38%)	[4]
Net Expenses (as a percentage of Assets)	0.87%
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[4]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[5]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.38%)	[4]
Net Expenses (as a percentage of Assets)	0.62%
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[4]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.05%	[5]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.38%)	[4]
Net Expenses (as a percentage of Assets)	0.52%
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[4]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[5]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.38%)	[4]
Net Expenses (as a percentage of Assets)	0.37%
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[6]
Distribution and Service (12b-1) Fees	0.25%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.40%	[8]
Fee Waiver or Reimbursement	(0.52%)	[6]
Net Expenses (as a percentage of Assets)	0.88%	[8]
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[6]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.15%	[8]
Fee Waiver or Reimbursement	(0.52%)	[6]
Net Expenses (as a percentage of Assets)	0.63%	[8]
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[6]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.05%	[8]
Fee Waiver or Reimbursement	(0.52%)	[6]
Net Expenses (as a percentage of Assets)	0.53%	[8]
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[6]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.90%	[8]
Fee Waiver or Reimbursement	(0.52%)	[6]
Net Expenses (as a percentage of Assets)	0.38%	[8]
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%	[9]
Distribution and Service (12b-1) Fees	0.25%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%	[10]
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.23%)	[9]
Net Expenses (as a percentage of Assets)	0.64%
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%	[9]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%	[10]
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.23%)	[9]
Net Expenses (as a percentage of Assets)	0.39%
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%	[9]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.06%	[10]
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.23%)	[9]
Net Expenses (as a percentage of Assets)	0.29%
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%	[9]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[10]
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.23%)	[9]
Net Expenses (as a percentage of Assets)	0.14%
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[11]
Distribution and Service (12b-1) Fees	0.25%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%	[12]
Acquired Fund Fees and Expenses	0.09%	[13]
Expenses (as a percentage of Assets)	1.43%	[14]
Fee Waiver or Reimbursement	(0.42%)	[11]
Net Expenses (as a percentage of Assets)	1.01%	[14]
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[11]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%	[12]
Acquired Fund Fees and Expenses	0.09%	[13]
Expenses (as a percentage of Assets)	1.18%	[14]
Fee Waiver or Reimbursement	(0.42%)	[11]
Net Expenses (as a percentage of Assets)	0.76%	[14]
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[11]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.07%	[12]
Acquired Fund Fees and Expenses	0.09%	[13]
Expenses (as a percentage of Assets)	1.08%	[14]
Fee Waiver or Reimbursement	(0.42%)	[11]
Net Expenses (as a percentage of Assets)	0.66%	[14]
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[11]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[12]
Acquired Fund Fees and Expenses	0.09%	[13]
Expenses (as a percentage of Assets)	0.93%	[14]
Fee Waiver or Reimbursement	(0.42%)	[11]
Net Expenses (as a percentage of Assets)	0.51%	[14]
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[15]
Distribution and Service (12b-1) Fees	0.25%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%	[16]
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.68%)	[15],[17]
Net Expenses (as a percentage of Assets)	0.70%
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[15]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%	[16]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.68%)	[15],[17]
Net Expenses (as a percentage of Assets)	0.45%
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[15]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.58%	[16]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.68%)	[15],[17]
Net Expenses (as a percentage of Assets)	0.35%
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[15]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%	[16]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.68%)	[15],[17]
Net Expenses (as a percentage of Assets)	0.20%

[1]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[2]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
[3]	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included above.
[4]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[5]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.
[6]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[7]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
[8]	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included above.
[9]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[10]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
[11]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[12]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
[13]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other funds, including business development companies. AFFE are based on estimated amounts for the current fiscal year.
[14]	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include AFFE, which are included above.
[15]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[16]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class. Class I and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class, Class I and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
[17]	The Adviser has also contractually agreed, until at least July 31, 2026, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described in footnote (1) above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2026 without the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser.